Cash and cash equivalents - Non-cash transactions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash and cash equivalents
Additions to right-of-use assets	$ 3,114
Additions to lease liabilities	3,114
Non-cash additions to property, plant and equipment	$ 16,473